Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000117927 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117927 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117927 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000117927 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000117927 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000117927 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000117927 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000117927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002008 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002008 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002008 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002008 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002008 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000002008 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000002008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000002008 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002018 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002018 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002018 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002018 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000002018 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000002018 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000002018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002017 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002017 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002017 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002017 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000002017 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000002017 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000002017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002015 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002015 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002015 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002015 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000002015 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000002015 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000002015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002006 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002006 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002006 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002006 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002006 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000002006 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000002006 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000002006 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002013 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002013 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002013 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002013 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002013 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000002013 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000002013 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000002013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002012 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002012 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002012 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002012 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002012 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000002012 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000002012 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000002012 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002007 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002007 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002007 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000002007 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002007 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000002007 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.80%
C000002007 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000002007 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000033358 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000033358 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033358 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000033358 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000033358 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033358 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033358 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033358 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033358 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033358 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033358 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000033358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033358 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000033358 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[1]
C000033358 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033358 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033358 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000033358 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000033359 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000033359 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033359 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000033359 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000033359 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033359 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033359 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033359 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033359 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033359 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033359 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000033359 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033359 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033359 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033359 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033359 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033359 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033359 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000033359 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[2]
C000033359 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033359 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033359 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000033359 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000033360 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000033360 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033360 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000033360 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000033360 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033360 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033360 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033360 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033360 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033360 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033360 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033360 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033360 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000033360 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000033360 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033360 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033360 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000033360 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033360 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033360 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033360 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033360 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033360 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000033360 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[3]
C000033360 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033360 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033360 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000033360 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000068409 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000068409 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068409 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068409 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000068409 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068409 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068409 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068409 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068409 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068409 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068409 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068409 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068409 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068409 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068409 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068409 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068409 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068409 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068409 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068409 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068409 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068409 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068409 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000068409 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[4]
C000068409 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068409 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000068409 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000068410 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000068410 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068410 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068410 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000068410 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068410 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068410 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068410 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068410 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068410 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068410 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068410 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000068410 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[5]
C000068410 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068410 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068410 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000068410 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000068411 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000068411 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068411 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068411 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000068411 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068411 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068411 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068411 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068411 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068411 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068411 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068411 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068411 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000068411 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[6]
C000068411 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068411 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068411 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000068411 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000068412 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000068412 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068412 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000068412 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000068412 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068412 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068412 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068412 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068412 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068412 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068412 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000068412 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000068412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068412 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068412 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000068412 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[7]
C000068412 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068412 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068412 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000068412 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000117928 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000117928 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117928 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000117928 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000117928 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000117928 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000117928 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117928 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117928 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117928 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117928 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000117928 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000117928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000117928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000117928 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000117928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000117928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000117928 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000117928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000117928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117928 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000117928 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117928 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000117928 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%	[8]
C000117928 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000117928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117928 [Member] | Convertible Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
C000117928 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000117930 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000117930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000117930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000117930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000117930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000117930 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000117930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000117930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000117930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000117930 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000117930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000117930 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100963 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000100963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000100963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000100963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000100963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000100963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000100963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100963 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100962 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100962 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000100962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000100962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000100962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000100962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000100962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100962 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000100962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100962 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100961 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000100961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000100961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000100961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000100961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000100961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000100961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100961 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100960 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000100960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000100960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000100960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000100960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000100960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000100960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100960 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100959 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000100959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000100959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000100959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000100959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000100959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000100959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100959 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100958 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000100958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000100958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000100958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000100958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000100958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000100958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100958 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100957 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000100957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000100957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000100957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000100957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000100957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000100957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100957 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000100956 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | M I Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | CVB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | United Community Bank Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000100956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000100956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000100956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000100956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000100956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000100956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000100956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000100956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100956 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%

[1]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[2]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[3]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[4]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[5]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[6]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[7]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[8]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.